Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 18, 2016
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 18, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Global X S&P 500 Catholic Values Custom ETF (Prospectus Summary) | Global X S&P 500 Catholic Values Custom ETF Series
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global X S&P 500® Catholic Values ETF
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following paragraph replaces the first paragraph on page 135 and the last paragraph on page 184 of the Prospectus, and the third full paragraph on page 34 of the SAI:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The S&P 500® Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures matches the sector exposures of the S&P 500® Index. The Underlying Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”), which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. As of April 18, 2016, the Underlying Index had 469 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

Global X S&P 500 Catholic Values Custom ETF (Prospectus Summary) | Global X S&P 500 Catholic Values Custom ETF Series | Global X S&P 500 Catholic Values ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CATH